EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
EXPLORATION AND EVALUATION, GENERAL AND ADMINISTRATIVE, LEGAL ACCOUNTING AND AUDIT EXPENSES
Schedule of Exploration and Evaluation Expenses
E&E	2025	2024
Engineering	$1,303	$1,114
Environmental	519	437
Property fees	1,295	1,278
Site activities	1,230	977
Socio-economic	2,674	1,634
Transportation	262	162
Other activities and travel	104	48
Total	$7,387	$5,650

Schedule of General and Administrative Expenses
G&A	2025	2024
Conference and travel	$871	$522
Consulting	900	743
Depreciation of right-of-use assets	108	105
Insurance	2,019	2,569
Office costs, including information technology	714	761
Management and administration	3,581	3,278
Shareholder communication	977	983
Trust and filing	371	231
Total	$9,541	$9,192

Schedule of Legal, Accounting and Audit Expenses
	2025	2024
Legal	$4,272	$3,362
Insurance cost recoveries	–	(313)
Accounting	141	145
Audit and reviews	431	275
Total	$4,844	$3,469